Revenues - Schedule of Contract Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Contract liabilities, current	$ 152,709	$ 122,983
Contract liabilities, non-current	$ 42,173	$ 36,426